Accounts Receivable, Net - Summary of Accounts Receivable (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accounts Receivable Net Current [Abstract]
Accounts receivable		84,344,499	46,341,590
Allowance for doubtful accounts
Accounts receivable, net	$ 13,932,719	84,344,499	46,341,590